Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income	$ 125,304	$ 1,713,971	$ 652,852
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	19,895	19,006	26,358
Gain on sale of investments			(230,202)
Impairment on investments			30,118
Changes in assets and liabilities
Increase in accounts receivables	(925,091)	(634,405)	(59,040)
(Increase)/decrease in other receivables and prepayments	(825,169)	148,487	(225,253)
(Increase)/decrease in related party receivables	(207,505)	516,904	(529,875)
(Increase)/decrease in deferred tax asset		(13,746)	64,713
Increase in other current assets	33,042		481
(Decrease)/increase in accounts payables	(33,206)		14,257
Increase in taxes payable	819,336	703,448	192,006
(Decrease)/increase in accrued liabilities and other current liabilities	(18,486)	225,824	20,337
Net cash (used in)/provided by operating activities	(1,011,881)	2,679,489	(43,248)
Cash flows from investing activities
Investment in affiliated entities			(34,331)
(Acquisitions)/disposals of investments	(4,825,706)		253,253
Increase in related party receivables		842,544	(615,395)
Purchase of equipment and improvements	(1,447,870)	(1,682)	(16,976)
Decrease in rent and utility deposits		(43,572)
Purchase of intangible assets			(541)
Net cash (used in)/provided by investing activities	(6,273,576)	797,290	(413,990)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	7,731,271		1,076,324
Capital contribution from owners	145,232
Repayment of capital lease		(15,975)	(20,419)
Increase/(decrease) in related party payable	27,075	(155,448)	(640,406)
Net cash provided by/(used in) financing activities	7,903,578	(171,423)	415,499
Net Increase/(decrease) of Cash and Cash Equivalents	618,121	3,305,356	(41,739)
Effect of foreign currency translation on cash and cash equivalents	97,008	(85,475)	(2,114)
Cash and cash equivalents - beginning of year	3,222,361	2,480	46,333
Cash and cash equivalents - end of year	3,937,490	3,222,361	2,480
Supplemental cash flow disclosures
Interest received	312,856	69,161
Interest paid			66,548
Income taxes paid	$ 285,749